Share Option Scheme - Summary of Share Options Outstanding Under the Scheme (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
At January 1, weighted average exercise price | $ / shares	$ 0.9273	$ 0.7782	$ 0.5000
Granted during the year, weighted average exercise price | $ / shares	15.6128	1.4973	1.0000
Forfeited during the year, weighted average exercise price | $ / shares	0.9963	1.0909	0.5073
Exercised during the year, weighted average exercise price | $ / shares	1.0131
At December 31, weighted average exercise price | $ / shares	1.9353	0.9273	$ 0.7782
Exercisable at December 31, weighted average exercise price | $ / shares	$ 1.0703	$ 0.7852
At January 1,Number of options | shares	18,013	14,311	8,100
Granted during the year, Number of options | shares	679	3,757	7,990
Forfeited during the year, Number of options | shares	(2,769)	(55)	(1,779)
Exercised during the year, Number of options | shares	(1,682)
At December 31, Number of options | shares	14,241	18,013	14,311
Exercisable at December 31, Number of options | shares	4,619	2,484